Financial Instruments - Impact of Hedging on Equity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about hedged items [line items]
Beginning balance			$ 381,131	$ 378,369	$ 337,801
Foreign currency revaluation of the net foreign operations	$ 0	[1]	0	0	(5,153)
Ending balance	$ 18,291	[2]	329,352	381,131	378,369
Equity attributable to equity holders of the parent
Disclosure of detailed information about hedged items [line items]
Beginning balance			297,502	303,860	262,604
Ending balance			244,982	297,502	303,860
Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning balance			83,629	74,509	75,197
Ending balance			84,370	83,629	74,509
Impact Of Hedging Instruments
Disclosure of detailed information about hedged items [line items]
Beginning balance			3,121	956
Financial instruments – purchases			(676)	278
Change in fair value of financial instruments recognized in OCI			(9,194)	11,031
Amount reclassified from OCI to profit or loss			2,195	(4,228)
Foreign currency revaluation of the net foreign operations			3,491	(5,036)
Effects of changes in foreign exchange rates			(55)	(13)
Tax effect			1,062	133
Ending balance			(56)	3,121	956
Impact Of Hedging Instruments | Equity attributable to equity holders of the parent
Disclosure of detailed information about hedged items [line items]
Beginning balance			2,536	1,260
Financial instruments – purchases			(409)	(54)
Change in fair value of financial instruments recognized in OCI			(5,874)	7,082
Amount reclassified from OCI to profit or loss			1,728	(4,103)
Foreign currency revaluation of the net foreign operations			1,535	(2,194)
Effects of changes in foreign exchange rates			(24)	(3)
Tax effect			695	548
Ending balance			187	2,536	1,260
Impact Of Hedging Instruments | Treasury Lock contracts
Disclosure of detailed information about hedged items [line items]
Beginning balance			0	0
Financial instruments – purchases			7
Amount reclassified from OCI to profit or loss			(7)
Ending balance			0	0	0
Impact Of Hedging Instruments | Foreign exchange forward contracts
Disclosure of detailed information about hedged items [line items]
Beginning balance			(25)	(273)
Financial instruments – purchases			(176)	41
Change in fair value of financial instruments recognized in OCI			(403)	345
Amount reclassified from OCI to profit or loss			150	(45)
Effects of changes in foreign exchange rates			22	12
Tax effect			127	(105)
Ending balance			(305)	(25)	(273)
Impact Of Hedging Instruments | Foreign currency option
Disclosure of detailed information about hedged items [line items]
Beginning balance			64	0
Financial instruments – purchases			(34)	77
Change in fair value of financial instruments recognized in OCI			(264)	36
Amount reclassified from OCI to profit or loss			144	(18)
Effects of changes in foreign exchange rates			10
Tax effect			45	(31)
Ending balance			(35)	64	0
Impact Of Hedging Instruments | Cross-currency swaps
Disclosure of detailed information about hedged items [line items]
Beginning balance			2,348	1,225
Financial instruments – purchases			(219)	(261)
Change in fair value of financial instruments recognized in OCI			(5,064)	6,898
Amount reclassified from OCI to profit or loss			1,339	(4,039)
Foreign currency revaluation of the net foreign operations			1,535	(2,194)
Effects of changes in foreign exchange rates			(37)	(14)
Tax effect			525	733
Ending balance			427	2,348	1,225
Impact Of Hedging Instruments | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Beginning balance			229	357
Change in fair value of financial instruments recognized in OCI			(30)	(64)
Tax effect			(8)	(64)
Ending balance			191	229	357
Impact Of Hedging Instruments | Commodity price contracts
Disclosure of detailed information about hedged items [line items]
Beginning balance			(80)	(48)
Financial instruments – purchases			13	88
Change in fair value of financial instruments recognized in OCI			(113)	(133)
Amount reclassified from OCI to profit or loss			102	(1)
Effects of changes in foreign exchange rates			(19)	(1)
Tax effect			6	15
Ending balance			(91)	(80)	(48)
Impact Of Hedging Instruments | Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning balance			585	(304)
Financial instruments – purchases			(267)	332
Change in fair value of financial instruments recognized in OCI			(3,320)	3,949
Amount reclassified from OCI to profit or loss			467	(125)
Foreign currency revaluation of the net foreign operations			1,956	(2,842)
Effects of changes in foreign exchange rates			(31)	(10)
Tax effect			367	(415)
Ending balance			$ (243)	$ 585	$ (304)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4